Acquisitions and business combinations - JSC Tochka (Details) - JSC Tochka - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Acquisitions and business combinations
Percentage of voting equity interests acquired			40.00%
Share in entity according to share in dividends and potential capital gains	45.00%		45.00%
Non-monetary assets			₽ 125
Monetary assets			992
Total consideration			₽ 1,117
Cash paid		₽ 0
Bank Financial Corporation Otkritie
Acquisitions and business combinations
Percentage of ownership, excluding share adjustment			50.00%
Share adjustment to percentage of ownership			1
Share in entity according to share in dividends and potential capital gains			45.00%
Tochka management
Acquisitions and business combinations
Percentage of ownership, excluding share adjustment			10.00%
Share adjustment to percentage of ownership			(1)
Share in entity according to share in dividends and potential capital gains			10.00%